Leases - Schedule of Right-of-Use Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets [Abstract]
Balance beginning	€ 54,935	€ 94,106
Additions from lease modification	41,944	19,353
Depreciation	(61,568)	(58,524)
Balance ending	€ 35,311	€ 54,935